Investments - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Total investments	$ 166,273	$ 159,358
Noncontrolling Interests
Schedule of Equity Method Investments [Line Items]
Total investments	$ 161,900	$ 95,700